INTERNAL-USE SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of Internal-Use Software
Internal-use software, net consists of the following:

	December 31, 2021	December 31, 2020
Internal-use software	$130,942	$103,041
Less: accumulated amortization	(87,675)	(64,285)
Total internal-use software, net	$43,267	$38,756